Litman Gregory Funds Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

February 26, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Litman Gregory Funds Trust (the “Trust”) File Nos.: 333-10015 and 811-07763

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 57 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed to reflect material changes to the Registration Statement.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on April 30, 2014.  At or before April 30, 2014, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2013, incorporate any comments made by the Staff on this Amendment, update any missing information, and to file any updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC